Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

DISCLOSURE OF THE COMPANY’S POLICIES AND PRACTICES RELATED TO THE

GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF

MATERIAL NONPUBLIC INFORMATION

It is the Board’s practice to not grant any awards under its Omnibus Plan when in possession of any material nonpublic information, and to wait until such material nonpublic information has been fully disclosed, widely disseminated to the public and at least two full business days has passed after such material nonpublic information has been disclosed.

Award Timing Method	It is the Board’s practice to not grant any awards under its Omnibus Plan when in possession of any material nonpublic information, and to wait until such material nonpublic information has been fully disclosed, widely disseminated to the public and at least two full business days has passed after such material nonpublic information has been disclosed.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false